Key Management Personnel Remuneration - Disclosure of Detailed Information About Key Management Personnel (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Key Management Personnel Remuneration
Short-term employee benefits	$ 13,865	$ 3,182	$ 2,056
Key management personnel remuneration	$ 13,865	$ 3,182	$ 2,056